Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes
Schedule of current tax assets and tax liabilities and movementos of deferred income tax

	2019	2018
Current tax assets
Other taxes(1)	714,197	211,558
Income tax(2)	190,605	765,399
Credit tax balance(3)	614,005	54,350
	1,518,807	1,031,307
Current tax liabilities
Income tax(2)	1,967,353	1,065,688
Tax of industry and commerce	195,776	174,207
National tax and surcharge on gasoline	145,569	141,408
Carbon tax	54,586	48,520
Value added tax	33,098	168,185
Other taxes(4)	174,397	153,292
	2,570,779	1,751,300

Non-current tax liabilities (5)	70,543	—

(1)

It includes the potential tax discount for VAT incurred in the acquisition of real productive fixed assets, in accordance with article 83 of Law 1943 of 2018 – Tax reform, and territorial tax advances.

(2)	It mainly corresponds to the 2019 income tax provision, net of self-withholdings, balances in favor (refunds), advances tax payments filed in the statement of the immediately preceding year.
(3)	VAT balance in favor, among others.
(4)	It includes royalties, transport tax, among others.
(5)

The advance payment mechanism of “works for taxes” is regulated by article 238 of Law 1819 of 2016 - Tax reform, which established it as a form of payment in respect of income tax payable for the years 2017 and 2018. In compliance therewith, in May 2018 and 2019, the Group’s companies recognized an asset and a liability for the value of the projects designated for each fiscal year.

Schedule of income tax recognized in profit or loss

	2019	2018	2017
Current income tax	7,117,040	7,539,093	5,108,549
Deferred income tax	(2,365,108)	783,136	472,772
Adjustments to prior years’ current and deferred tax	(33,519)	(63,744)	218,947
Income tax expenses	4,718,413	8,258,485	5,800,268

Schedule of statutory tax rate applicable

The reconciliation between the income tax expenses and the tax determined based on the statutory tax rate applicable to the Ecopetrol Business Group in Colombia is as follows:

	2019	2018 *	2017 *
Net income before income tax	19,723,568	20,613,875	13,769,662
Statutory rate	33%	37%	40%
Income tax at statutory rate	6,508,777	7,627,134	5,507,865
ETR reconciliation items:
Non–deductible expenses	295,550	379,633	271,414
Rate differential adjustment	132,888	172,352	186,588
Impairment of non–financial assets	57,646	(128,461)	(175,750)
Increase in shareholding in Invercolsa	(2,943)	-	-
Non–taxable income	(524,658)	(119,963)	(107,881)
Prior years’ taxes	(33,520)	(63,744)	218,947
Foreign currency translation and exchange difference	(54,318)	751,210	(186,787)
Tax discounts and tax credit	(110,857)	—	—
Ecopetrol U.S.A. deferred tax	(1,550,152)	—	—
Effect of tax reform	—	(359,676)	—
Non–deductible wealth tax	—	—	85,872
Income tax calculated	4,718,413	8,258,485	5,800,268
Current	7,127,492	7,416,038	5,076,692
Deferred	(2,409,079)	842,447	723,576
	4,718,413	8,258,485	5,800,268

Schedule of deferred tax

	2019	2018
Deferred tax assets	6,809,347	3,879,427
Deferred tax liabilities	(1,328,831)	(1,337,943)
Net deferred income tax	5,480,516	2,541,484

Schedule of deferred income tax assets and liabilities

The detail of deferred tax assets and liabilities is as follows:

	2019	2018
Deferred tax assets (liabilities)
Loss carryforwards (1)	2,849,087	1,002,062
Provisions (2)	2,404,032	1,994,762
Employee benefits (3)	1,875,872	1,161,860
Accounts payable	1,631,706	1,193,098
Accounts receivable	139,410	79,591
Excess presumptive income	64,249	(37,638)
Right-of-use assets	(33,592)	—
Investments and hedging	(45,844)	(143,717)
Goodwill (4)	(363,968)	(404,394)
Property plant and equipment and Natural and environmental resources (5)	(3,040,436)	(2,304,140)
	5,480,516	2,541,484

(1)

In 2019, a deferred tax asset for loss carryforwards were recognized in the following companies: Ecopetrol USA Inc for COP$1,497,966, Refinería de Cartagena for COP$1,052,848 and Bioenergy for COP$64,343 and the excess of presumptive  income over net ordinary income of Refinería de Cartagena and Bioenergy for COP$228,569 and COP$5,361 respectively.

(2)	Corresponds to non-deductible accruals, mainly the provision for asset retirement obligation (ARO).
(3)	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long–term employees.
(4)	According to Colombian tax law, goodwill is amortizable, while under IFRS it is not amortized but such goodwill is subject to impairment tests and any difference results in a deferred tax liability.

For fiscal purposes, natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. This item includes the amount of tax for occasional gains of 10% to the land. The main variation corresponds to the decrease in the income tax rate from 33% to 30%.

Schedule of deferred tax

Deferred tax details are as follows:

	PPE and
	Natural			Loss carry	Accounts
	resources	Provisions	Employee benefits	forwards	payable
As of December 31, 2017	(1,006,299)	1,840,988	1,373,561	611,766	208,618
Profit or loss	(1,297,841)	153,774	(178,160)	390,296	984,480
OCI	—	—	(33,541)	—	—
As of December 31, 2018	(2,304,140)	1,994,762	1,161,860	1,002,062	1,193,098
Profit or loss	(736,296)	409,270	(57,343)	1,847,025	438,608
OCI	—	—	771,355	—	—
As of December 31, 2019	(3,040,436)	2,404,032	1,875,872	2,849,087	1,631,706

	Accounts		Right-of-use
	receivable	Goodwill	assets	Others	Total
As of December 31, 2017	94,864	(408,932)	—	(31,685)	2,682,881
Profit or loss	(15,273)	4,538	—	(884,261)	(842,447)
OCI	—	—	—	734,591	701,050
As of December 31. 2018	79,591	(404,394)	—	(181,355)	2,541,484
Profit or loss	59,819	40,426	(33,592)	441,162	2,409,079
OCI	—	—	—	(143,397)	627,958
Increase in Invercolsa shareholding	—	—	—	(98,005)	(98,005)
As of December 31, 2019	139,410	(363,968)	(33,592)	18,405	5,480,516

Schedule of movements of deferred income tax

The movements of deferred income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Opening balance	2,541,484	2,682,881	2,608,311
Deferred tax recognized in profit or loss	2,409,079	(842,447)	(723,576)
Increase due to business combination (Invercolsa)	(98,005)	—	—
Deferred tax recognized in other comprehensive income(a)	627,958	701,050	798,146
Closing balance	5,480,516	2,541,484	2,682,881

Schedule of income tax recorded in other comprehensive income

December 31. 2019	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 29.1.2)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 29.1.3)	87,524	(26,257)	61,267
Hedge with derivative instruments	(69,220)	22,769	(46,451)
Other	—	28,877	28,877
	2,233,149	(627,958)	1,605,191

December 31. 2018	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	(29,249)	33,539	4,290
Cash flow hedging for future crude oil exports (Note 29.1.2)	797,658	(264,284)	533,374
Hedge of a net investment in a foreign operation (Note 29.1.3)	1,382,278	(410,324)	971,954
Hedge with derivative instruments	77,872	(25,698)	52,174
Other	925	(34,283)	(33,358)
	2,229,484	(701,050)	1,528,434

December 31. 2017	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	2,310,512	(762,469)	1,548,043
Cash flow hedging for future crude oil exports (Note 29.1.2)	167,458	(82,622)	84,836
Hedge of a net investment in a foreign operation (Note 29.1.3)	(86,563)	28,566	(57,997)
Hedge with derivative instruments	(53,385)	17,617	(35,768)
Other	6,649	762	7,411
	2,344,671	(798,146)	1,546,525